Investments and assets and liabilities held for sale, Ownership interest in associates and key information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Ownership interest and key information [Abstract]
Current assets		R$ 908,728		R$ 913,166		R$ 748,677	R$ 725,631
Non-current Assets		1,475,114		1,434,850		1,539,580	1,629,745
Current liabilities		615,357		2,279,359		1,998,764	1,128,582
Non-current Liabilities		2,224,389		805,713		670,622	1,362,290
Equity		(455,904)		(737,056)		(381,129)	R$ (135,496)
Net revenue		1,365,347		1,393,033		1,338,891
Net income(loss)		R$ 52,265		R$ (360,945)		R$ (214,968)
Logistica Ambiental de Sao Paulo-Loga [Member]
Ownership interest and key information [Abstract]
Interest held	[1]			37.65%
Current assets	[1]			R$ 106,582
Non-current Assets	[1]			180,851
Current liabilities	[1]			169,914
Non-current Liabilities	[1]			73,175
Equity	[1]			44,344
Net revenue	[1]			476,195
Net income(loss)	[1]			R$ 26,153
Unidade de Tratamento de Residuos-UTR S.A. [Member]
Ownership interest and key information [Abstract]
Interest held			[2]	54.00%	[3]	54.00%
Current assets	[3]			R$ 11,978
Non-current Assets	[3]			4,494
Current liabilities	[3]			3,596
Non-current Liabilities	[3]			577
Equity	[3]			12,299
Net revenue	[3]			25,346
Net income(loss)	[3]			R$ 7,729
CGR-Catanduva Centro Ger. Residuos Ltda. [Member]
Ownership interest and key information [Abstract]
Interest held	[4]			50.00%
Current assets	[4]			R$ 3,465
Non-current Assets	[4]			14,956
Current liabilities	[4]			7,439
Non-current Liabilities	[4]			2,188
Equity	[4]			8,794
Net revenue	[4]			10,355
Net income(loss)	[4]			R$ 426
Terrestre Ambiental Ltda. [Member]
Ownership interest and key information [Abstract]
Interest held			[5]	40.00%	[1]	40.00%
Current assets	[1]			R$ 8,236
Non-current Assets	[1]			24,835
Current liabilities	[1]			4,985
Non-current Liabilities	[1]			8,106
Equity	[1]			19,980
Net revenue	[1]			39,890
Net income(loss)	[1]			R$ (1,279)
Attend Ambiental Ltda. [Member]
Ownership interest and key information [Abstract]
Interest held			[5]	55.00%		55.00%
Current assets	[1]			R$ 10,143
Non-current Assets	[1]			38,342
Current liabilities	[1]			43,635
Non-current Liabilities	[1]			925
Equity	[1]			3,925
Net revenue	[1]			28,639
Net income(loss)	[1]			R$ 159
Metropolitana Servicos Ambientais Ltda. [Member]
Ownership interest and key information [Abstract]
Interest held		50.00%		50.00%		50.00%
Current assets		R$ 5,100		R$ 5,208
Non-current Assets		10,764		8,609
Current liabilities		1,078		278
Non-current Liabilities		373		379
Equity		14,413		13,160
Net revenue		0		0
Net income(loss)		R$ (1,786)		R$ (1,671)

[1]	As a result of the Company's reorganization, on December 21, 2017, the interest in these companies were transferred to Latte Saneamento e Participacoes S.A. ("Latte"), a related party, whose shareholders are also shareholders of the Company.
[2]	On August 1st 2017, the business activity of UTR was discontinued.
[3]	On August 1, 2017, the activities of this company were discontinued.
[4]	On May 31, 2017, the Company became the controlling shareholder (refer to Note 9).
[5]	On December 21, 2017, those companies were transferred to Latte Saneamento e Participacoes S.A. ("Latte"), a related party owned by some of the same shareholders of the Company (refer to Note 10.1)